Components of Net Investment in Finance Leases (Detail) - USD ($) $ in Thousands		Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Future minimum lease payments receivable		$ 490,193	$ 385,589
Residual value of containers		11,109	11,143
Less: unearned income		(143,610)	(101,429)
Net investment in finance leases	[1]	357,692	295,303
Less: Allowance for credit losses		(1,182)
Net investment in finance leases, net		356,510	295,303
Amounts due within one year		38,112	40,940
Amounts due beyond one year		$ 318,398	$ 254,363

[1]	As of June 30, 2020, two major customers represented 58.9% and 13.1% of the Company’s finance leases portfolio. As of December 31, 2019, two major customers represented 44.3% and 16.1% of the Company’s finance leases portfolio. No other customer represented more than 10% of the Company’s finance leases portfolio as of June 30, 2020 and December 31, 2019.